Label	Element	Value
T. Rowe Price Institutional Large-Cap Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus, dated May 1, 2021, and Statement of Additional Information (“SAI”), dated May 24, 2021, as supplemented

On June 25, 2021, the T. Rowe Price Institutional Large-Cap Core Growth Fund (“Fund”) shareholders approved a proposal to reclassify the Fund’s diversification status from diversified to nondiversified and eliminate a related fundamental investment policy. The change to the Fund’s diversification status and the elimination of the fundamental policy becomes effective on June 28, 2021. Accordingly, all of the following changes are effective June 28, 2021.

Under “Principal Investment Strategies” in Sections 1 and 2 of the Fund’s prospectus, the following is added:

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

Under “Principal Risks” in Section 1 of the Fund’s prospectus, the following risk is added:

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.